Trade Accounts Receivables, Net - Summary of Trade Accounts Receivables (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Accounts Receivable [line items]
Trade accounts receivable, Current	S/ 821,737	S/ 1,007,828
Trade accounts receivable, Non-current	753,202	1,020,067
Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	1,574,939	2,027,895
Trade accounts receivable, Current	821,737	1,007,828
Trade accounts receivable, Non-current	753,202	1,020,067
Receivables [Member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	923,316	1,376,517
Trade accounts receivable, Current	380,135	827,611
Trade accounts receivable, Non-current	543,181	548,906
Unbilled Receivables Subsidiaries [Member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	421,841	79,847
Unbilled Receivables Subsidiaries [Member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	421,841	79,847
Trade accounts receivable, Current	336,272	79,847
Trade accounts receivable, Non-current	85,569
Unbilled Receivables Concessions [Member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	234,688	584,174
Trade accounts receivable, Current	110,236	113,013
Trade accounts receivable, Non-current	124,452	471,161
Gross carrying amount [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	918,410	1,363,874
Gross carrying amount [member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	1,579,845	2,040,538
Trade accounts receivable, Current	826,643	1,020,471
Trade accounts receivable, Non-current	753,202	1,020,067
Accumulated impairment [member] | Trade receivables [member]
Disclosure Of Accounts Receivable [line items]
Trade receivables	(4,906)	(12,643)
Trade accounts receivable, Current	S/ (4,906)	S/ (12,643)